Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 61.0%
ANZ Group Holdings Ltd.	2,497,109	$56,653,833
APA Group	1,100,764	6,677,632
Aristocrat Leisure Ltd.	466,900	17,845,185
ASX Ltd.	163,523	6,233,716
BHP Group Ltd.	4,250,885	116,316,850
Brambles Ltd.	1,140,316	17,970,689
CAR Group Ltd.	315,678	7,195,121
Cochlear Ltd.	54,825	10,019,555
Coles Group Ltd.	1,123,326	16,420,901
Commonwealth Bank of Australia	1,400,633	139,981,231
Computershare Ltd.	435,682	10,242,743
CSL Ltd.	406,056	49,553,952
Evolution Mining Ltd.	1,699,484	13,232,644
Fortescue Ltd.	1,417,346	19,920,198
Goodman Group	1,711,425	33,308,024
Insurance Australia Group Ltd.	1,981,106	10,063,199
Lottery Corp. Ltd. (The)	1,865,729	6,683,570
Lynas Rare Earths Ltd.(a)	758,169	7,227,312
Macquarie Group Ltd.	303,050	39,143,644
Medibank Pvt Ltd.	2,305,020	7,168,063
National Australia Bank Ltd.	2,563,658	67,405,936
Northern Star Resources Ltd.	1,137,605	20,454,459
Origin Energy Ltd.	1,441,884	11,037,135
Pro Medicus Ltd.	47,912	8,377,957
Qantas Airways Ltd.	618,493	4,048,098
QBE Insurance Group Ltd.	1,263,986	15,940,279
REA Group Ltd.	44,348	5,695,762
Rio Tinto Ltd.	310,696	26,951,852
Santos Ltd.	2,718,280	11,472,876
Scentre Group	4,365,971	11,672,415
SGH Ltd.	169,164	5,242,524
Sigma Healthcare Ltd.	4,347,766	8,201,222
Sonic Healthcare Ltd.	392,182	5,996,055
South32 Ltd.	3,777,802	8,004,963
Stockland	2,027,444	7,994,438
Suncorp Group Ltd.	906,325	10,413,650
Telstra Group Ltd.	3,326,710	10,726,724
Transurban Group	2,606,473	25,490,771
Vicinity Ltd.	3,278,123	5,284,665
Washington H Soul Pattinson & Co. Ltd.	285,375	7,072,003
Wesfarmers Ltd.	949,774	50,968,582
Westpac Banking Corp.	2,862,724	70,514,234
WiseTech Global Ltd.	168,749	8,081,632
Woodside Energy Group Ltd.	1,591,159	26,024,582
Woolworths Group Ltd.	1,022,437	19,641,915
Xero Ltd.(a)	138,477	11,112,273
		1,055,685,064
China — 1.1%
CK Hutchison Holdings Ltd.	2,243,732	15,828,020
Wharf Holdings Ltd. (The)	876,850	2,661,437
		18,489,457
Hong Kong — 18.9%
AIA Group Ltd.	8,791,814	91,574,484
BOC Hong Kong Holdings Ltd.	3,097,000	14,951,737
CK Asset Holdings Ltd.	1,612,232	8,289,617
CK Infrastructure Holdings Ltd.	529,208	3,668,224
CLP Holdings Ltd.	1,376,000	12,034,700
Futu Holdings Ltd., ADR	47,599	8,075,646
Galaxy Entertainment Group Ltd., Class L	1,648,000	8,551,041
Hang Seng Bank Ltd.	627,900	12,294,923
Security	Shares	Value
Hong Kong (continued)
Henderson Land Development Co. Ltd.	1,232,442	$4,657,408
HKT Trust & HKT Ltd., Class SS	3,209,338	4,910,262
Hong Kong & China Gas Co. Ltd.	9,362,253	8,718,340
Hong Kong Exchanges & Clearing Ltd.	1,002,500	53,313,442
Hongkong Land Holdings Ltd.	917,000	5,828,219
Jardine Matheson Holdings Ltd.	136,500	8,964,653
Link REIT	2,180,063	10,354,604
MTR Corp. Ltd.(b)	1,302,286	5,171,387
Power Assets Holdings Ltd.	1,160,000	7,761,070
Sands China Ltd.	2,024,000	5,533,373
Sino Land Co. Ltd.	3,062,800	4,113,990
SITC International Holdings Co. Ltd.	1,126,000	3,871,555
Sun Hung Kai Properties Ltd.	1,212,500	15,399,165
Swire Pacific Ltd., Class A	297,000	2,549,884
Techtronic Industries Co. Ltd.	1,229,207	14,456,854
WH Group Ltd.(c)	6,983,000	7,312,821
Wharf Real Estate Investment Co. Ltd.	1,398,600	4,427,496
		326,784,895
New Zealand — 1.7%
Auckland International Airport Ltd.	1,418,637	6,514,947
Contact Energy Ltd.	706,895	3,908,267
Fisher & Paykel Healthcare Corp. Ltd., Class C	491,520	10,531,664
Infratil Ltd.	778,890	5,219,001
Meridian Energy Ltd.	1,115,570	3,605,011
		29,778,890
Singapore — 16.7%
CapitaLand Ascendas REIT	3,293,480	7,153,344
CapitaLand Integrated Commercial Trust	5,094,399	9,253,223
CapitaLand Investment Ltd./Singapore	1,956,700	4,007,733
DBS Group Holdings Ltd.	1,781,210	74,612,185
Grab Holdings Ltd., Class A(a)	1,985,119	10,818,899
Keppel Ltd.	1,217,400	9,628,291
Oversea-Chinese Banking Corp. Ltd.	2,834,124	40,488,967
Sea Ltd., ADR(a)	320,177	44,507,805
Sembcorp Industries Ltd.(b)	749,000	3,549,642
Singapore Airlines Ltd.	1,310,450	6,568,509
Singapore Exchange Ltd.	717,500	9,355,948
Singapore Technologies Engineering Ltd.	1,306,700	8,387,346
Singapore Telecommunications Ltd.	6,220,028	22,757,887
United Overseas Bank Ltd.	1,048,200	27,513,565
Wilmar International Ltd.(b)	1,610,000	4,032,759
Yangzijiang Shipbuilding Holdings Ltd.	2,148,500	5,565,796
		288,201,899
Total Long-Term Investments — 99.4% (Cost: $1,583,221,726)		1,718,940,205
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	6,707,660	6,711,013

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	740,000	$740,000
Total Short-Term Securities — 0.4% (Cost: $7,449,788)		7,451,013
Total Investments — 99.8% (Cost: $1,590,671,514)		1,726,391,218
Other Assets Less Liabilities — 0.2%		2,889,494
Net Assets — 100.0%		$1,729,280,712

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,017,227	$—	$(4,306,682)(a)	$890	$(422)	$6,711,013	6,707,660	$14,548 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	640,000	100,000 (a)	—	—	—	740,000	740,000	5,876	—
				$890	$(422)	$7,451,013		$20,424	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	50	12/18/25	$7,062	$(154,275)
MSCI Singapore Index	87	12/30/25	2,980	26,458
				$(127,817)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Pacific ex Japan ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$63,402,350	$1,655,537,855	$—	$1,718,940,205
Short-Term Securities
Money Market Funds	7,451,013	—	—	7,451,013
	$70,853,363	$1,655,537,855	$—	$1,726,391,218
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$26,458	$—	$26,458
Liabilities
Equity Contracts	(154,275)	—	—	(154,275)
	$(154,275)	$26,458	$—	$(127,817)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust